Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

Effective December 12, 2016, the redemption fee has been removed.

ASCM-17-01 1.777540.127	March 1, 2017

Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class T, Class B, Class C and Class I
April 29, 2016
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

The following information supplements the similar information found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Cullen as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Cullen was none.

The following table provides information relating to other accounts managed by Mr. Ramundo as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	4
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,813
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Ramundo was none.

The following table provides information relating to other accounts managed by Mr. Sommer as of May 31, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	21	none	2
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$31,630	none	$1,746
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity® California Municipal Income Fund ($2,077 (in millions) assets managed).

As of May 31, 2016, the dollar range of shares of Fidelity® California Municipal Income Fund beneficially owned by Mr. Sommer was none.

ASCM-ASCMIB-17-01 1.777593.118	March 1, 2017